DIVIDEND (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Dividend [Line Items]
Cash dividend, Nil (2012: 9,609,165 outstanding shares at $0.099)	$ 0	$ 951,307